Insurance business	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Insurance business	Insurance business
The table below represents an analysis of the total insurance revenue and expenses recognised in the period:

Insurance service result
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total
	£m	£m	£m	£m	£m	£m
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	215	171	386	183	188	371
– Contractual service margin recognised for services provided	70	38	108	77	43	120
– Change in risk adjustment for non-financial risk for risk expired	9	6	15	6	6	12
– Expected incurred claims and other insurance service expenses	136	127	263	100	139	239
– Other	—	—	—	—	—	—
Recovery of insurance acquisition cash flows	3	9	12	2	6	8
Total insurance revenue	218	180	398	185	194	379
Insurance service expenses
Incurred claims and other insurance service expenses	(91)	(131)	(222)	(88)	(120)	(208)
Losses and reversal of losses on onerous contracts	4	(5)	(1)	(8)	(7)	(15)
Amortisation of insurance acquisition cash flows	(3)	(9)	(12)	(2)	(6)	(8)
Adjustments to liabilities for incurred claims	—	8	8	—	(24)	(24)
Total insurance service expenses	(90)	(137)	(227)	(98)	(157)	(255)
Total insurance service result	128	43	171	87	37	124
1    'Life direct participating and investment DPF contracts' are substantially measured under the variable fee approach measurement model.
2    'Life other contracts' are measured under the general measurement model.

Net investment return
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts	Life other contracts	Total	Life direct participating and investment DPF contracts	Life other contracts	Total
	£m	£m	£m	£m	£m	£m
Investment return
Amounts recognised in profit or loss[1]	969	2	971	1,246	17	1,263
Amounts recognised in OCI[2]	147	—	147	404	—	404
Total investment return (memorandum)	1,116	2	1,118	1,650	17	1,667
Net finance (expense)/income
Changes in fair value of underlying items of direct participating contracts	(1,122)	—	(1,122)	(1,585)	—	(1,585)
Effect of risk mitigation option	(11)	—	(11)	—	—	—
Interest accreted	—	1	1	—	2	2
Effect of changes in interest rates and other financial assumptions	—	—	—	—	1	1
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	—	2	2	—	(4)	(4)
Total net finance (expense)/income from insurance contracts	(1,133)	3	(1,130)	(1,585)	(1)	(1,586)
Represented by:
Amounts recognised in profit or loss	(987)	3	(984)	(1,183)	(1)	(1,184)
Amounts recognised in OCI	(146)	—	(146)	(402)	—	(402)
Total net investment return	(17)	5	(12)	65	16	81
Represented by:
Amounts recognised in profit or loss	(18)	5	(13)	63	16	79
Amounts recognised in OCI	1	—	1	2	—	2
1    Total group ‘Net income/(expense) from assets and liabilities of insurance business, including related derivatives, measured at fair value through profit or loss’ gain of £857m (2023: £1,168m gain) includes returns on assets and liabilities supporting insurance policies of £807m (2023: £1,082m gain) and on shareholder assets of £50m (2023: £86m gain). Investment returns of £971m (2023: £1,263m gain) include gains of £807m (2023: £1,082m loss) on underlying assets supporting insurance liabilities reported in ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’, £166m gains (2023: £187m gain) reported in ‘Net interest income’ and £2m loss (2023: £6m loss) reported in ‘Other operating income’.
2    ‘Amounts recognised in OCI’ comprises of fair value gains of £147m (2023: £407m gain) and expected credit (recoveries)/losses of nil (2023: £3m loss). The group statement of comprehensive income statement ‘Debt instruments at fair value through other comprehensive income - fair value gains/(losses)’ gain of £144m (2023: £439m gain) includes insurance investment income recognised in OCI gain of £147m (2023: £407m) and ‘Debt instruments at fair value through other comprehensive income – expected credit losses/(recoveries) recognised in the income statement’ loss of £1m (2023: £2m recovery) includes insurance expected credit losses/(recoveries) recognised in OCI of nil (2023: £3m loss).

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – Contracts measured under the modified retrospective approach

	2024	2023
	£m	£m
Balance at 1 Jan	(526)	(808)
Net change in fair value	(120)	363
Net amount reclassified to profit or loss	2	(5)
Related income tax	30	(93)
Foreign exchange and other	27	17
Balance at 31 Dec	(587)	(526)

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims
	Year ended 31 Dec 2024
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	(54)	4	9	(41)	(41)
Opening liabilities	20,274	13	2	20,289	152	12	142	306	20,595
Net opening balance at 1 Jan 2024	20,274	13	2	20,289	98	16	151	265	20,554
Changes in the consolidated income statement and statement of comprehensive income
Insurance revenue
Contracts under the fair value approach	(30)	—	—	(30)	(71)	—	—	(71)	(101)
Contracts under the modified retrospective approach[1]	(110)	—	—	(110)	(14)	—	—	(14)	(124)
Other contracts[2]	(78)	—	—	(78)	(95)	—	—	(95)	(173)
Total insurance revenue	(218)	—	—	(218)	(180)	—	—	(180)	(398)
Insurance service expenses
Incurred claims and other insurance service expenses	—	—	91	91	—	(1)	132	131	222
Amortisation of insurance acquisition cash flows	3	—	—	3	9	—	—	9	12
Losses and reversal of losses on onerous contracts	—	(4)	—	(4)	—	5	—	5	1
Adjustments to liabilities for incurred claims	—	—	—	—	—	—	(8)	(8)	(8)
Total insurance service expenses/(income)	3	(4)	91	90	9	4	124	137	227
Investment components	(1,817)	—	1,817	—	(4)	—	4	—	—
Insurance service result	(2,032)	(4)	1,908	(128)	(175)	4	128	(43)	(171)
Net finance expense/(income) from insurance contracts[3]	1,133	—	—	1,133	(3)	—	—	(3)	1,130
Effect of movements in exchange rates	(766)	—	—	(766)	(3)	—	(3)	(6)	(772)
Total changes in the consolidated income statement and statement of comprehensive income	(1,665)	(4)	1,908	239	(181)	4	125	(52)	187
Cash flows
Premiums received	2,053	—	—	2,053	196	—	—	196	2,249
Claims and other insurance service expenses paid	(22)	—	(1,907)	(1,929)	—	—	(131)	(131)	(2,060)
Insurance acquisition cash flows	(19)	—	—	(19)	(25)	—	—	(25)	(44)
Total cash flows	2,012	—	(1,907)	105	171	—	(131)	40	145
Other movements[4]	(17,463)	(5)	—	(17,468)	(6)	(1)	(25)	(32)	(17,500)
Net closing balance at 31 Dec 2024	3,158	4	3	3,165	82	19	120	221	3,386
Closing assets	—	—	—	—	(57)	9	10	(38)	(38)
Closing liabilities	3,158	4	3	3,165	139	10	110	259	3,424
Net closing balance at 31 Dec 2024	3,158	4	3	3,165	82	19	120	221	3,386

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims (continued)
	Year ended 31 Dec 2023
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for:				Liabilities for:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	(49)	—	6	(43)	(43)
Opening liabilities	19,712	5	2	19,719	146	10	129	285	20,004
Net opening balance at 1 Jan 2023	19,712	5	2	19,719	97	10	135	242	19,961
Changes in the consolidated income statement and statement of comprehensive income
Insurance revenue
Contracts under the fair value approach	(11)	—	—	(11)	(78)	—	—	(78)	(89)
Contracts under the modified retrospective approach[1]	(119)	—	—	(119)	(17)	—	—	(17)	(136)
Other contracts[2]	(55)	—	—	(55)	(99)	—	—	(99)	(154)
Total insurance revenue	(185)	—	—	(185)	(194)	—	—	(194)	(379)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(1)	89	88	—	(1)	121	120	208
Amortisation of insurance acquisition cash flows	2	—	—	2	6	—	—	6	8
Losses and reversal of losses on onerous contracts	—	8	—	8	—	7	—	7	15
Adjustments to liabilities for incurred claims	—	—	—	—	—	—	24	24	24
Total insurance service expenses	2	7	89	98	6	6	145	157	255
Investment components	(1,879)	—	1,879	—	(3)	—	3	—	—
Insurance service result	(2,062)	7	1,968	(87)	(191)	6	148	(37)	(124)
Net finance expense from insurance contracts[3]	1,585	—	—	1,585	—	—	1	1	1,586
Effect of movements in exchange rates	(371)	—	—	(371)	(1)	—	—	(1)	(372)
Total changes in the consolidated income statement and statement of comprehensive income	(848)	7	1,968	1,127	(192)	6	149	(37)	1,090
Cash flows
Premiums received	1,471	—	—	1,471	218	—	—	218	1,689
Claims and other insurance service expenses paid	(51)	—	(1,968)	(2,019)	—	—	(116)	(116)	(2,135)
Insurance acquisition cash flows	(15)	—		(15)	(28)	—		(28)	(43)
Total cash flows	1,405	—	(1,968)	(563)	190	—	(116)	74	(489)
Other movements	5	1	—	6	3	—	(17)	(14)	(8)
Net closing balance at 31 Dec 2023	20,274	13	2	20,289	98	16	151	265	20,554
Closing assets	—	—	—	—	(54)	4	9	(41)	(41)
Closing liabilities	20,274	13	2	20,289	152	12	142	306	20,595
Net closing balance at 31 Dec 2023	20,274	13	2	20,289	98	16	151	265	20,554
1    On transition to IFRS 17 the Bank applied the full retrospective approach to new business written from 2019 at the earliest. Where applying the full retrospective approach was impracticable, the Bank primarily applied the modified retrospective approach.
2    'Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. This includes contracts measured under the full retrospective approach at transition and contracts incepted after transition.
3    ‘Net finance expense/(income) from insurance contracts’ of £1,130m (2023: £1,586m expense) comprises expense of £984m (2023: £1,184m expense) recognised in the income statement and expense of £146m (2023: £402m expense) recognised in other comprehensive income.
4    'Other movements' £17,500m reduction in insurance contracts includes £17,387m in respect of the classification of the French insurance business as held for sale at 31 December 2024.

Movements in carrying amounts of insurance contracts – analysis by measurement component
	Year ended 31 Dec 2024
	Life direct participating and investment discretionary participating contracts					Life other contracts					Total
		Contractual service margin					Contractual service margin
	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach[1]	Other contracts[2]	Total	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach [1]	Other contracts[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	—	(63)	4	—	18	(41)	(41)
Opening liabilities	19,517	10	561	201	20,289	153	106	15	32	306	20,595
Net opening balance at 1 Jan 2024	19,517	10	561	201	20,289	90	110	15	50	265	20,554
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(7)	(47)	(16)	(70)	—	(17)	(4)	(17)	(38)	(108)
Change in risk adjustment for non-financial risk expired	(9)	—	—	—	(9)	(6)	—	—	—	(6)	(15)
Experience adjustments	(45)	—	—	—	(45)	4	—	—	—	4	(41)
Changes that relate to future services
Contracts initially recognised in the year	(44)	—	—	45	1	(23)	—	—	24	1	2
Changes in estimates that adjust contractual service margin	12	10	(3)	(19)	—	4	1	6	(11)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	(5)	—	—	—	(5)	4	—	—	—	4	(1)
Changes that relate to past services
Adjustments to liabilities for incurred claims	—	—	—	—	—	(8)	—	—	—	(8)	(8)
Insurance service result	(91)	3	(50)	10	(128)	(25)	(16)	2	(4)	(43)	(171)
Net finance expense/(income) from insurance contracts[3]	1,133	—	—	—	1,133	(6)	2	—	1	(3)	1,130
Effect of movements in exchange rates	(736)	—	(23)	(7)	(766)	1	(5)	(1)	(1)	(6)	(772)
Total changes in the consolidated income statement and statement of comprehensive income	306	3	(73)	3	239	(30)	(19)	1	(4)	(52)	187
Cash flows
Premiums received	2,053	—	—	—	2,053	196	—	—	—	196	2,249
Claims, other insurance service expenses paid and other cash flows	(1,929)	—	—	—	(1,929)	(131)	—	—	—	(131)	(2,060)
Insurance acquisition cash flows	(19)	—	—	—	(19)	(25)	—	—	—	(25)	(44)
Total cash flows	105	—	—	—	105	40	—	—	—	40	145
Other movements[4]	(16,815)	(4)	(488)	(161)	(17,468)	(4)	—	(16)	(12)	(32)	(17,500)
Net closing balance at 31 Dec 2024	3,113	9	—	43	3,165	96	91	—	34	221	3,386
Closing assets	—	—	—	—	—	(60)	4	—	18	(38)	(38)
Closing liabilities	3,113	9	—	43	3,165	156	87	—	16	259	3,424
Net closing balance at 31 Dec 2024	3,113	9	—	43	3,165	96	91	—	34	221	3,386

Movements in carrying amounts of insurance contracts – analysis by measurement component (continued)
	Year ended 31 Dec 2023
	Life direct participating and investment discretionary participating contracts					Life other contracts					Total
		Contractual service margin					Contractual service margin
	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach [1]	Other contracts [2]	Total	Estimates of present value of future cash flows and risk adjustment	Contracts under the fair value approach	Contracts under the modified retros- pective approach[1]	Other contracts[2]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening assets	—	—	—	—	—	(76)	6	—	27	(43)	(43)
Opening liabilities	18,771	29	657	262	19,719	134	114	15	22	285	20,004
Net opening balance at 1 Jan 2023	18,771	29	657	262	19,719	58	120	15	49	242	19,961
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(3)	(57)	(17)	(77)	—	(19)	(5)	(19)	(43)	(120)
Change in risk adjustment for non-financial risk expired	(6)	—	—	—	(6)	(6)	—	—	—	(6)	(12)
Experience adjustments	(12)	—	—	—	(12)	(19)	—	—	—	(19)	(31)
Changes that relate to future services
Contracts initially recognised in the year	(48)	—	—	48	—	(24)	—	—	25	1	1
Changes in estimates that adjust contractual service margin	133	(16)	(26)	(91)	—	(1)	9	5	(13)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	8	—	—	—	8	6	—	—	—	6	14
Changes that relate to past services
Adjustments to liabilities for incurred claims	—	—	—	—	—	24	—	—	—	24	24
Insurance service result	75	(19)	(83)	(60)	(87)	(20)	(10)	—	(7)	(37)	(124)
Net finance expense from insurance contracts[3]	1,585	—	—	—	1,585	(1)	1	—	1	1	1,586
Effect of movements in exchange rates	(352)	—	(14)	(5)	(371)	—	(1)	—	—	(1)	(372)
Total changes in the consolidated income statement and statement of comprehensive income	1,308	(19)	(97)	(65)	1,127	(21)	(10)	—	(6)	(37)	1,090
Cash flows
Premiums received	1,471	—	—	—	1,471	218	—	—	—	218	1,689
Claims, other insurance service expenses paid and other cash flows	(2,019)	—	—	—	(2,019)	(116)	—	—	—	(116)	(2,135)
Insurance acquisition cash flows	(15)	—	—	—	(15)	(28)	—	—	—	(28)	(43)
Total cash flows	(563)	—	—	—	(563)	74	—	—	—	74	(489)
Other movements	1	—	1	4	6	(21)	—	—	7	(14)	(8)
Net closing balance at 31 Dec 2023	19,517	10	561	201	20,289	90	110	15	50	265	20,554
Closing assets	—	—	—	—	—	(63)	4	—	18	(41)	(41)
Closing liabilities	19,517	10	561	201	20,289	153	106	15	32	306	20,595
Net closing balance at 31 Dec 2023	19,517	10	561	201	20,289	90	110	15	50	265	20,554
1    On transition to IFRS 17 the Bank applied the full retrospective approach to new business written from 2019 at the earliest. Where applying the full retrospective approach was impracticable, the Bank primarily applied the modified retrospective approach.
2    'Other contracts' are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition.
3    ‘Net finance (income)/expense from insurance contracts’ expense of £1,130m (2023: £1,586m expense) comprises expense of £984m (2023: £1,184m expense)     recognised in the income statement and expense of £146m (2023: £402m expense) recognised in other comprehensive income.
4    'Other movements' £17,500m reduction in insurance contracts includes £17,387m in respect of the classification of the French insurance business as held for sale

Effect of contracts initially recognised in the year
	Year ended 31 Dec 2024			Year ended 31 Dec 2023
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	£m	£m	£m	£m	£m	£m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	1,543	27	1,570	1,169	15	1,184
– insurance acquisition cash flows	13	—	13	10	—	10
– claims and other insurance service expenses payable	1,530	27	1,557	1,159	15	1,174
Estimates of present value of cash inflows	(1,594)	(26)	(1,620)	(1,222)	(15)	(1,237)
Risk adjustment for non-financial risk	6	—	6	5	—	5
Contractual service margin	45	—	45	48	—	48
(Losses) recognised on initial recognition	—	(1)	(1)	—	—	—
Life other contracts
Estimates of present value of cash outflows	122	4	126	129	9	138
– insurance acquisition cash flows	24	—	24	1	—	1
– claims and other insurance service expenses payable	98	4	102	128	9	137
Estimates of present value of cash inflows	(152)	(3)	(155)	(161)	(8)	(169)
Risk adjustment for non-financial risk	6	—	6	7	—	7
Contractual service margin	24	—	24	25	—	25
(Losses) recognised on initial recognition	—	(1)	(1)	—	(1)	(1)

Present value of expected future cash flows of insurance contract liabilities and contractual service margin
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	10-20 years	Over 20 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
2024
Insurance liability future cash flows[1]
Life direct participating and investment DPF contracts	71	65	91	86	91	409	664	1,626	3,103
Life other contracts	64	—	(4)	(6)	(6)	(21)	19	87	133
Insurance liability future cash flows at 31 Dec	135	65	87	80	85	388	683	1,713	3,236
Remaining contractual service margin[1]
Life direct participating and investment DPF contracts	9	4	4	3	3	12	11	6	52
Life other contracts	18	15	13	12	10	31	22	4	125
Remaining contractual service margin at 31 Dec	27	19	17	15	13	43	33	10	177
2023
Insurance liability future cash flows
Life direct participating and investment DPF contracts	614	660	648	612	555	1,809	(15)	14,536	19,419
Life other contracts	33	—	(4)	(5)	(4)	13	28	59	120
Insurance liability future cash flows at 31 Dec	647	660	644	607	551	1,822	13	14,595	19,539
Remaining contractual service margin
Life direct participating and investment DPF contracts	66	62	59	55	51	204	208	67	772
Life other contracts	28	24	19	16	14	42	29	3	175
Remaining contractual service margin at 31 Dec	94	86	78	71	65	246	237	70	947
1    ‘Insurance liability future cash flows’ and ‘Remaining contractual service margin’ at 31 Dec 2024 exclude the French insurance business that was classified as held for sale at 31 December 2024. Further details are provided on page 181.
Discount rates
The discount rates applied to expected future cash flows are determined through a bottom-up approach as set out in Note 1.2(j) ‘Summary of material accounting policies – Insurance contracts’ on page 130. The blended average of discount rates used within our most material manufacturing entities are as follows:

	HSBC Life (UK) Ltd	HSBC Assurances Vie (France)
	£	€
At 31 Dec 2024
10 year discount rate (%)	4.07	2.97
20 year discount rate (%)	4.30	2.95
At 31 Dec 2023
10 year discount rate (%)	3.28	2.96
20 year discount rate (%)	3.43	2.97